Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash flows from operating activities
Profit / (loss) before tax		₨ 10,034	$ 117	₨ 8,142	₨ (2,470)
Adjustments to reconcile profit/ (loss) before tax to net cash flows:
Finance costs		51,368	601	46,762	50,098
Depreciation and amortisation		20,670	242	17,583	15,901
Change in fair value of warrants		(595)	(7)	(551)	(1,356)
Gain on disposal of subsidiaries (net)		(3,088)	(36)	(3,659)
Share based payments		1,277	15	1,653	1,966
Interest income		(4,451)	(52)	(5,121)	(2,771)
Others		218	3	2,256	516
Working capital adjustments:
(Increase) / decrease in trade receivables and contract assets		(3,082)	(36)	3,867	6,899
Increase in inventories		(2,395)	(28)	(755)	(1,040)
Increase in other assets		(899)	(11)	(1,445)	(1,491)
Increase in trade payables and other liabilities		730	9	3,493	1,404
Cash generated from operations		69,787	817	72,225	67,656
Income tax refund / (paid) (net)		(2,222)	(26)	(3,294)	(2,084)
Net cash generated from operating activities (a)		67,565	791	68,931	65,572
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets		(93,659)	(1,096)	(153,839)	(86,364)
Sale of property, plant and equipment				1	56
Investment in deposits having residual maturity more than 3 months and mutual funds		(363,586)	(4,256)	(443,704)	(254,577)
Redemption of deposits having residual maturity more than 3 months and mutual funds		375,219	4,392	426,706	267,335
Deferred consideration received		642	8	1,120	19
Disposal of subsidiaries, net of cash disposed (refer Note 36)		4,777	56	5,741
Acquisition of subsidiaries, net of cash acquired					(90)
Purchase consideration paid				(1,638)	(30)
Interest received		4,139	48	3,606	2,092
Loans given		(292)	(3)	(228)	(55)
Investment in optionally convertible debentures		(115)	(1)	(112)
Investment in energy funds		(100)	(1)	(178)	(449)
Investment in jointly controlled entities (refer Note 50(a))		(1,189)	(14)	(10)	(2,915)
Net cash used in investing activities (b)		(74,164)	(868)	(162,535)	(74,978)
Cash flows from financing activities
Shares issued during the year		20	0	17	14
Shares bought back, held as treasury stock (refer Note 16)				(4,819)	(13,276)
Payment for acquisition of interest from non-controlling interest		(335)	(4)	(237)	(37)
Payment of lease liabilities (including payment of interest expense) (refer Note 38)		(663)	(8)	(588)	(534)
Proceeds from shares and debentures issued by subsidiaries	[1]	1,829	21	7,608	17,758
Put options exercised during the year (refer Note 42)				(1,000)	(980)
Proceeds from long term interest-bearing loans and borrowings		362,957	4,249	413,976	246,572
Repayment of long term interest-bearing loans and borrowings		(285,976)	(3,347)	(280,350)	(187,661)
Interest paid (including settlement gain / loss on derivative instruments)	[2]	(57,848)	(677)	(52,190)	(42,743)
Net cash generated from financing activities (c)		19,984	234	82,417	19,113
Net increase / (decrease) in cash and cash equivalents (a) + (b) + (c)		13,385	157	(11,187)	9,707
Cash and cash equivalents at the beginning of the year		27,021	316	38,182	28,379
Effects of exchange rate changes on cash and cash equivalents		13	0	26	96
Cash and cash equivalents at the end of the year		40,419	$ 473	27,021	38,182
Components of cash and cash equivalents
Cash and cheque on hand		1		0	1
Balances with banks:
- On current accounts		15,083		11,466	14,500
- Deposits with original maturity of less than 3 months		25,335		15,555	23,681
Total cash and cash equivalents (refer Note 15)		₨ 40,419		₨ 27,021	₨ 38,182

[1]	includes INR Nil (March 31, 2024: INR 4,478; March 31, 2023: INR 15,331) that represents proceeds from debentures issued by subsidiaries during the year ended March 31, 2025.
[2]	includes INR 11,251 (March 31, 2024: INR 9,853; March 31, 2023: INR 4,437) that has been capitalised.